Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

At December 31, 2021 and 2020, accounts receivable consisted of the following:

	December 31,	December 31,
	2021	2020
Accounts receivable	$38,138,683	$26,941,374
Less: allowance for expected credit losses	(24,335,316)	(22,960,432)
	$13,803,367	$3,980,942

During the years ended December 31, 2021, 2020 and 2019, allowance for expected credit losses amounted to $235,464, $7,866,302 and $12,005,751 respectively and was recorded in general and administrative expenses.